FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 17, 2019	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Payment for derivative liability		$ 700,000	$ 1,100,000
Fair value of derivative liability		29,000	29,000	$ 25,000
Derivative liability/bifurcated conversion option in connection with auctus loan	$ 1,100,000
Extinguishment of derivative liability due to payoff of loan to Auctus		400,000	400,000
Change in fair value during the year			0.0	2,200,000
Derivative liability		$ 4,000,000.0	$ 4,000,000.0	900,000
Net change in derivative liability				$ 1,900,000